Cash and cash equivalents and financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	$ 222	$ 136
Total short-term financial investments	6,249	3,135
Total cash and cash equivalents	6,471	3,271
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	1,389	1,639
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	4,860	1,496
Brazilian Interbank Deposit Rate Investment Funds And Repurchase Agreements [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	1,178	1,453
Bank Deposit Certificates And Other Investment Funds [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	211	186
Time Deposits [Member] | Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	3,315	728
Sweep Accounts And Interest Bearing Accounts [Member] | Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	1,498	726
Other Financial Investments [Member] | Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	$ 47	$ 42